Related Parties - Additional Information (Detail) (USD $)	4 Months Ended	12 Months Ended						6 Months Ended	1 Months Ended	5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2014	Aug. 31, 2013	May 31, 2014	Nov. 30, 2011	Aug. 31, 2011
Related Party Transaction [Line Items]
Proceeds from sale of goods		$ 3,860,000		$ 25,869,000		$ 222,794,000
Revenue from sale of goods		3,115,000		14,304,000		211,154,000
Operating gains		85,000		1,455,000		1,845,000
Sales Revenues net		6,405,767,000	[1]	8,505,931,000	[1]	10,753,513,000	[1]
Cost of production		32,516,000		100,201,000		104,978,000
Cost of goods sold		81,915,000		513,163,000		769,157,000
Amount included in sales		83,149,000		570,511,000		847,745,000
Loan granted under the agreement											944,530,000
Loan repaid	213,363,000
Loan and interest accrued						896,445,000
Repayment of loan balance and related security deposit				5,000,000
Fair value of the pledged assets
Provision for loan issued to related parties		832,013,000		888,015,000
Inventories		10,206,000		38,443,000				10,206,000
Payables to related parties		15,532,000		106,964,000				15,532,000
Receivables		9,303,000	[2]	56,792,000	[2]			9,303,000 [2]
Purchases of services and goods from related party		146,152,000		623,691,000		917,051,000
Usipar [Member]
Related Party Transaction [Line Items]
Amount included in sales						34,820,000
Sale of raw material
Trade accounts receivable		0		0				0
Prepayments		0		0				0
Purchase of raw material						32,351,000
Minimum [Member]
Related Party Transaction [Line Items]
Interest on loan		1.00%
Maximum [Member]
Related Party Transaction [Line Items]
Interest on loan		8.50%
Extended Loan [Member]
Related Party Transaction [Line Items]
Interest accrued	15,405,000					15,405,000
Agreements [Member]
Related Party Transaction [Line Items]
Cost of goods sold		137,288,000		333,963,000		403,492,000
Amount included in sales		151,105,000		331,419,000		413,087,000
Cost of tolling services		27,772,000		57,319,000		47,351,000
Coalmetbank [Member]
Related Party Transaction [Line Items]
Purchases of banking services from related party								662,000
Outstanding cash balance due to related party		38,802,000						38,802,000
Other Related Parties [Member]
Related Party Transaction [Line Items]
Outstanding balance from related party		5,084,000						5,084,000
Related party transactions on accounts receivable				99,367,000
Cash received from related parties				81,285,000
Amount due from other related parties				18,082,000
Other Related Parties [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Accounts receivable, due period				180 days
Other Related Parties [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Accounts receivable, due period				365 days
Related Metallurgical Plants [Member]
Related Party Transaction [Line Items]
Sales Revenues net		102,605,000		154,653,000		202,805,000
Allowance for doubtful accounts		508,083,000		544,478,000
Amount due from related party		431,723,000		470,809,000				431,723,000
Debt maturities repayment terms		The related party is to repay this amount to the Group through November 2017
Payables to related parties		13,835,000		75,448,000				13,835,000
Receivables		6,838,000		33,022,000				6,838,000
Purchases of services and goods from related party		114,432,000		613,364,000		874,135,000
Trade accounts receivable		6,544,000		17,073,000				6,544,000
TPTU [Member]
Related Party Transaction [Line Items]
Payables to related parties		222,000		560,000				222,000
Receivables		12,000		5,000				12,000
Purchases of services and goods from related party		4,435,000		5,888,000		5,210,000
Percentage of shares owned		40.00%						40.00%
TRMZ [Member]
Related Party Transaction [Line Items]
Payables to related parties		547,000		1,176,000				547,000
Receivables		179,000		253,000				179,000
Purchases of services and goods from related party		2,103,000		2,063,000		4,509,000
Percentage of shares owned		25.00%						25.00%
I.Zuzin [Member]
Related Party Transaction [Line Items]
Consideration received for shares sold				5,950,000
Business acquisition, shares acquired percentage in total equity				0.67%
Business acquisition, percentage shares acquired				0.90%
Calridge Ltd. [Member]
Related Party Transaction [Line Items]
Consideration received for shares sold				3,969,000
Outstanding balance from related party				3,863,000
Business acquisition, shares acquired percentage in total equity				0.45%
Business acquisition, percentage shares acquired				0.60%
Receivables		4,000		3,863,000				4,000
Port Vanino [Member]
Related Party Transaction [Line Items]
Sale of raw material				4,010,000						3,053,000
Loan received from related party									13,722,000
Loan received from related party, interest rate									9.60%
Payables to related parties				221,000
Interest expenses incurred under loan from related party				286,000
Receivables				2,244,000
Purchases of services and goods from related party		21,871,000								21,817,000
Other income earned from transactions with related party				2,274,000
Metallurg-Trust [Member]
Related Party Transaction [Line Items]
Sale of raw material				61,066,000		316,017,000
Allowance for trade receivables		$ 110,391,000		$ 190,388,000				$ 110,391,000
Invicta Merchant Bar Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of acquisition												100.00%

[1]	See Note 25
[2]	See Note 10